FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

              FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
                 FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND
                      FIRST TRUST ENERGY ALPHADEX(R) FUND
                    FIRST TRUST FINANCIALS ALPHADEX(R) FUND
                    FIRST TRUST HEALTH CARE ALPHADEX(R) FUND
           FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND
                     FIRST TRUST MATERIALS ALPHADEX(R) FUND
                    FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND
                     FIRST TRUST UTILITIES ALPHADEX(R) FUND


                       SUPPLEMENT DATED FEBRUARY 14, 2014
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 2, 2013



            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund, with respect to the funds set forth above, the following disclosure is added to the end of the Additional Information section of the Statement of Additional Information, as follows:

            Policy Regarding Investment in Other Investment Companies. Each of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund and First Trust Utilities AlphaDEX(R) Fund will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.



      PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE